CASH DIVIDEND	12 Months Ended
Sep. 30, 2017
CASH DIVIDEND
26.	CASH DIVIDEND

On November 18, 2014, the Company approved and declared a cash dividend of US$0.20 per ordinary share on its total 142,878,373 outstanding shares as of the close of trading on January 6, 2015, resulting in payments totaling US$28,199 to shareholders. Such dividend was recorded as a reduction against retained earnings to the extent of the balance as of November 18, 2014 retained by the Company’s wholly owned subsidiaries in the PRC and then as a reduction against additional paid-in capital for the remainder.

On November 11, 2015, the Company approved and declared a cash dividend of US$0.225 per ordinary share on its total 140,219,033 outstanding shares as of the close of trading on January 6, 2016, resulting in payments totaling US$31,138 to shareholders. Such dividend was recorded as a reduction against retained earnings to the extent of the balance as of November 11, 2015 retained by the Company’s wholly owned subsidiaries in the PRC and then as a reduction against additional paid-in capital for the remainder.

On November 29, 2016, the Company approved and declared a cash dividend of US$0.1125 per ordinary share on its total 131,854,773 outstanding shares as of the close of trading on January 6, 2017, resulting in payments totaling US$14,839 to shareholders. Such dividend was recorded as a reduction against retained earnings.